Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue
30.
REVENUE

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$206,396	$208,412	$214,498
Other revenues
Government grants income	219	1,037	1,030
Rental income	843	864	1,022
Others	151	165	189
	1,213	2,066	2,241
Total	$207,609	$210,478	$216,739

For the information of performance obligations related to customer contracts, please refer to Note 3 Summary of Significant Accounting Policies for details.

a.
Disaggregation of revenue

Please refer to Note 43 Segment Information for details.

b.
Contract balances

	January 1,	December 31
	2021	2021	2022
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 10)	$22,622	$23,947	$24,672
Contract assets
Products and service bundling	$7,232	$7,197	$7,956
Others	612	983	1,256
Less : Loss allowance	(18)	(18)	(19)
	$7,826	$8,162	$9,193
Current	$5,331	$5,554	$6,056
Noncurrent	2,495	2,608	3,137
	$7,826	$8,162	$9,193
Contract liabilities
Telecommunications business	$13,602	$13,144	$14,081
Project business	6,687	5,435	6,586
Products and service bundling	16	4	9
Others	421	491	388
	$20,726	$19,074	$21,064
Current	$13,437	$12,234	$13,390
Noncurrent	7,289	6,840	7,674
	$20,726	$19,074	$21,064

The changes in the contract asset and the contract liability balances primarily result from the timing difference between the satisfaction of performance obligations and the payments collected from customers. Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$5,972	$6,035	$6,933
Reclassified to trade receivables	(5,681)	(6,039)	(6,149)
	$291	$(4)	$784
Contract liabilities
Net increase of customer contracts	$7	$—	$9
Recognized as revenues	(30)	(12)	(5)
	$(23)	$(12)	$4

The Company applies the simplified approach to recognize expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for receivables. Contract assets will be reclassified to trade receivables when the corresponding invoice is billed to the client. Contract assets have substantially the same risk characteristics as the trade receivables of the same types of contracts. Therefore, the Company concluded that the expected loss rates for trade receivables can be applied to the contract assets.

Revenue recognized for the year that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$5,492	$5,952	$6,626
Project business	6,092	4,630	4,067
Others	512	431	440
	$12,096	$11,013	$11,133
c.
Incremental costs of obtaining contracts

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Noncurrent
Incremental costs of obtaining contracts	$988	$980

The Company considered the past experience and the default clauses in the telecommunications service contracts and believes the commissions and equipment subsidies paid for obtaining such contracts are expected to be recoverable; therefore, such costs were capitalized. Amortization expenses for the years ended December 31 2020, 2021 and 2022 were $772 million, $815 million and $841 million, respectively.

d.
Remaining Performance Obligations

As of December 31, 2022, the aggregate amount of transaction price allocated to performance obligations for non-cancellable telecommunications service contracts that are unsatisfied is $31,247 million. The Company recognizes revenue when service is provided over contract terms. The Company expects to recognize such revenue of $18,976 million, $9,517 million and $2,754 million in 2023, 2024 and 2025, respectively. The variable consideration collected from customers on nonrecurring basis resulting from exceeded usage from monthly fee and revenue recognized for contracts that the Company has a right to consideration from customers in the amount corresponding directly with the value to the customers of the Company’s performance completed to date have been excluded from the disclosure of remaining performance obligations.

As of December 31, 2022, the aggregate amount of transaction price allocated to performance obligations for non-cancellable project business contracts that are unsatisfied is $25,007 million. The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $9,374 million, $6,447 million and $9,186 million in 2023, 2024 and 2025, respectively. Project business contracts whose expected duration are less than a year have been excluded from the aforementioned disclosure.